Income Tax - Schedule of Excess Presumptive Income Over Net Income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Excess Presumptive Income Over Net Income [Abstract]
Balance at beginning	$ 61,415	$ 211,190
Offsetting of presumptive income against net income from the prior period	(600)
Offsetting of presumptive income against net income for the period	(60,815)	(149,775)
Balance at ending		$ 61,415